Basis of preparation - Schedule of Foreign currency exchange rate (Details) - $ / £	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Closing foreign exchange rate	1.37665	1.23746
Average foreign exchange rate	1.38246	1.26382